--------------------------------------------------------------------------------
                                                          SEMI-ANNUAL REPORT

                                                                 [LOGO]

                                                                  BJB
                                                                 Global
                                                                 Income
                                                                  Fund

                                                                  BJB
                                                             International
                                                                 Equity
                                                                  Fund

                                                            April 30, 1998

This report is sent to the shareholders of the BJB Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in the report.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND                                        SEMI-ANNUAL REPORT
AND BJB INTERNATIONAL EQUITY FUND                                 APRIL 30, 1998
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

    I am extremely pleased at having been elected President of the BJB Investment Funds (the 'Funds') at a Special Board of Trustees Meeting held on May 21, 1998. David Bodner, resigned as President of the Funds at our March quarterly Board Meeting in order to pursue personal interests related to his recent retirement. At the same meeting, Bernard Spilko, the prior Chief Financial Officer, was elected Chairman of the Trust, replacing Peter Widmer. Management wishes to thank both Mr. Bodner and Mr. Widmer for their dedication and hard work throughout their tenure with the Funds.

    During the first half of the current fiscal year, the BJB International Equity Fund ('Equity Fund') continued to provide shareholders with excellent results, significantly outperforming both its benchmark index and the average of our competitor's funds with a positive return of +30.66% for the six months ended April 30, 1998. Based on its continued excellent performance record, the Equity Fund has recently received a Five Star ranking from Morningstar, Inc. The BJB Global Income Fund ('Income Fund') performed well over the same six-month period, providing a positive return of +2.51% and outperforming its benchmark index as detailed in the section below.

BJB GLOBAL INCOME FUND

    For the six months ended on April 30, 1998, the Income Fund had a positive return of +2.51% compared with +2.06% for the equally blended Salomon Brothers World Government Bond Index and the Lehman Brothers Intermediate Government Corporate Bond Index. The Income Fund performance relative to the index is mostly attributable to two central factors: 1) The Income Fund portfolio's longer average duration resulted in more capital gain during rising bond markets: 2)The Income Fund was underweight Japanese Yen, which continued to depreciate relative to the U.S. dollar.

    During the period under review, investors' central focus was on developments in the Asian region. The period witnessed continued financial difficulties in the region, following the collapse of several financial institutions in Japan and rescue packages in Indonesia and South Korea. The collapse of five key Asian currencies and significant declines in several others has severely damaged economic prospects within the region creating a negative impact on the outlook for U.S. and European growth.

    In Japan, there has been further evidence that the country could be sliding into recession. New high profile bankruptcies and continued weak economic data have all added to the gloomy environment.

    However, the extent to which the Asian difficulties will have an impact on global growth is still an open question. The U.S. economy continues to grow at a healthy pace, with 1998 first quarter GDP of more than 4% and little sign of a slowdown. Nevertheless, inflation remains at a low level, aided by declining commodity prices. Hence, in this environment, the G-3 central banks have left interest rates stable.

    In Europe, the main focus has been on the progress towards the European Monetary Union and the formation of the single currency Euro. With confirmation, at the beginning of May, that eleven countries will go forward and convert their currencies into the Euro at the beginning of 1999, further convergence of interest rates amongst these countries has occurred.

    Overall, bond markets have shown positive returns, helped by the low levels of inflation and the anticipation of slower economic activity as a result of the Asian crisis. In the currency markets, the U.S. dollar continued to appreciate, both versus the European currencies and the Japanese Yen.

    During this period, the duration of the portfolio was extended through the purchase of longer dated bonds in order to take advantage of the potential capital gain available from declining bond yields. Within Europe, exposure to peripheral European countries, such as Italy and Spain was reduced, reflecting the fact that interest rates amongst these countries have broadly converged with those in central Europe. In terms of currency exposure, the portfolio has maintained hedges into the U.S. dollar, reflecting the expectation of continued dollar strength.

BJB INTERNATIONAL EQUITY FUND

    The BJB International Equity Fund outperformed both the MSCI EAFE Index and our average competitor over the 6-month, 12-month, and 3-year periods ending April 30, 1998. The Equity Fund returned +30.66% for the past 6 months, +38.52% over the past 12 months, and +84.09% over the past 3 years versus MSCI EAFE's returns of +15.44%, +18.91%, and +31.30% over comparable periods. Returns for the Lipper International Equity Fund Index, a reasonable proxy for our competitors, were +16.60%, +21.53%, and +55.82% respectively:

                                                                                          AGGREGATE TOTAL RETURN
                                                                         --------------------------------------------------------
                                                                             6-MONTH              1-YEAR              3-YEAR
                                                                         10/31/97-4/30/98    4/30/97-4/30/98     4/30/95-4/30/98
                                                                         ----------------    ----------------    ----------------
BJB INTL. EQUITY FUND.................................................          30.66%              38.52%              84.09%
MSCI EAFE WITH NET DIVIDENDS REINVESTED...............................          15.44%              18.91%              31.30%
LIPPER INTL. EQUITY FUND INDEX........................................          16.60%              21.53%              55.82%

BJB VS. EAFE..........................................................         +15.22%             +19.61%             +52.79%
BJB VS. LIPPER........................................................         +14.06%             +16.99%             +28.27%

    The Equity Fund's strong results during the past 6 months can be attributed to a number of factors: At the regional level, the Fund has emphasized continental Europe at the expense of Japan. We continue to believe continental European companies will benefit from economic recovery, corporate restructuring, and consolidation in several industries as a natural response to the planned European Monetary Union. Japan remains unattractive as it tries to resolve its cyclical and structural problems. Also, we significantly reduced our exposure in Asia and Latin America in the initial stages of the Asian Contagion. We recognized early on, that the currency devaluation in many Asian countries would effectively bankrupt many local companies.

    At the country level, we have emphasized countries in the European periphery, such as Italy, Portugal, and Spain, as the major beneficiaries of interest rate convergence. We also recently added a relatively sizable position in Greece in the aftermath of the country's application to enter the European Monetary Union by the year 2001.

    At the sector and stock level, we have redeployed some of our European investments into companies that have significant domestic operations. Before the outbreak of the Asian problems, we had many investments in corporations with geographically diversified sales with a sustainable competitive advantage. Given the current distressed situation in emerging markets, global exposure has in some cases become a liability. Hence, we are emphasizing sectors such as banks, insurance, and telecommunication. Looking forward, economic data from Europe indicates that European economies and corporate profits are accelerating. As a result, we may increase emphasis on stocks and sectors that are more sensitive to economic growth.

    We expect the equity market to become more volatile as a result of higher equity valuations and nervousness about the possibility of an increase in U.S. interest rates. However, despite the increased volatility, we expect European equities to continue their strong performance, underpinned by the pipeline of positive news on the cyclical and structural front.

    I would like to inform shareholders that effective July 1, 1998 the name of the BJB Investment Funds will be changed to the Julius Baer Investment Funds. The new names of each Fund will be the Julius Baer International Equity Fund and Julius Baer Global Income Fund.

    Finally, I would like to thank you for your continued confidence and support.

                                         Sincerely,

                                         /s/ Michael Quain

                                         Michael Quain
                                         President
                                         June 9, 1998

    The views expressed in this shareholder letter reflect those of the President of the Fund only through the end of the period covered by the report as stated on the cover. This shareholder letter contains certain forward looking statements regarding the intent, belief or current expectations of the President. Shareholders are cautioned that such forward looking statements are not guarantees of future performance and involve risks and uncertainties and that actual results may differ materially from those in the forward looking statements, as a result of various factors. The President's views are subject to change based on market and other conditions.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
U.S. GOVERNMENT OBLIGATIONS -- 53.6%
                          Federal Home Loan Mortgage Corporation,
USD              195,000    6.750% due 05/30/2006...........................................................   $   203,873
                          Federal National Mortgage Association:
USD              220,000    5.625% due 03/15/2001...........................................................       219,208
USD              530,000    7.400% due 07/01/2004...........................................................       571,446
                          Government National Mortgage Association (Pass Through),
USD              659,308    7.500% due 09/15/2025...........................................................       677,233
                          Tennessee Valley Authority,
USD              170,000    6.000% due 03/15/2013...........................................................       167,841
                          U.S. Treasury Bonds:
USD              220,000    7.875% due 11/15/2004...........................................................       245,366
USD              320,000    8.750% due 05/15/2017...........................................................       417,952
USD               50,000    8.750% due 08/15/2020...........................................................        66,400
USD              380,000    8.125% due 08/15/2021...........................................................       477,671
USD              340,000    8.000% due 11/15/2021...........................................................       422,518
                          U.S. Treasury Notes:
USD              720,000    6.000% due 08/15/1999...........................................................       723,377
USD               80,000    5.375% due 01/31/2000...........................................................        79,704
USD              940,000    5.750% due 11/15/2000...........................................................       942,632
USD               50,000    6.625% due 03/31/2002...........................................................        51,617
USD              570,000    7.500% due 02/15/2005...........................................................       625,689
USD              240,000    6.500% due 10/15/2006...........................................................       251,304
                                                                                                               -----------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $6,251,798)...............................     6,143,831
                                                                                                               -----------

FOREIGN GOVERNMENT BONDS -- 32.8%
                          UNITED KINGDOM-10.4%
                          United Kingdom Gilts:
GBP              152,000    6.500% due 12/07/2003...........................................................       261,387
GBP              280,000    0.000% due 12/07/2005...........................................................       301,903
GBP              145,000    8.500% due 12/07/2005...........................................................       280,261
GBP               30,000    7.250% due 12/07/2007...........................................................        55,326
GBP              130,000    9.000% due 08/06/2012...........................................................       282,459
                                                                                                               -----------
                                                                                                                 1,181,336
                                                                                                               -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
FOREIGN GOVERNMENT BONDS -- CONTINUED
                          GERMANY-7.2%
                          Deutschland Republic,
DEM            1,291,000    6.500% due 07/04/2027...........................................................   $   819,163
                                                                                                               -----------
                          ITALY-4.7%
                          Government of Italy:
ITL          330,000,000    5.750% due 09/15/2002...........................................................       192,789
USD              340,000    6.875% due 09/27/2023...........................................................       359,720
                                                                                                               -----------
                                                                                                                   552,509
                                                                                                               -----------
                          SWEDEN-3.9%
                          Kingdom of Sweden:
SEK            1,000,000    13.000% due 06/15/2001..........................................................       158,099
SEK            2,100,000    6.500% due 10/25/2006...........................................................       292,150
                                                                                                               -----------
                                                                                                                   450,249
                                                                                                               -----------
                          FINLAND-3.4%
                          Republic of Finland,
USD              350,000    7.875% due 07/28/2004...........................................................       384,125
                                                                                                               -----------
                          DENMARK-2.1%
                          Kingdom of Denmark:
DKK              750,000    7.000% due 11/10/2024...........................................................       128,536
DKK              690,000    7.000% due 12/15/2004...........................................................       111,578
                                                                                                               -----------
                                                                                                                   240,114
                                                                                                               -----------
                          BELGIUM-1.1%
                          Belgium Kingdom,
USD              100,000    9.200% due 06/28/2010...........................................................       124,600
                                                                                                               -----------
                          TOTAL FOREIGN GOVERNMENT BONDS (COST $3,648,571)..................................     3,752,096
                                                                                                               -----------

CORPORATE BONDS -- 7.4%
                          UNITED STATES-3.8%
                          General Electric Capital Corporation,
USD              370,000    8.625% due 06/15/2008...........................................................       432,715
                                                                                                               -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
CORPORATE BONDS -- CONTINUED
                          UNITED KINGDOM--1.7%
                          Puma Finance,
USD              200,000    5.911% due 10/27/2029...........................................................   $   200,000
                                                                                                               -----------
                          GERMANY-1.0%
                          KFW International Finance,
DEM              200,000    5.000% due 01/04/2009...........................................................       110,366
                                                                                                               -----------
                          JAPAN-0.9%
                          Tohoku Electric Power Co.,
USD              100,000    6.500% due 10/30/2002...........................................................       100,600
                                                                                                               -----------
                          TOTAL CORPORATE DEBT (COST $815,371)..............................................       843,681
                                                                                                               -----------

ASSET-BACKED SECURITIES -- 0.8%
                          UNITED STATES-0.8%
                          Toyota Auto Receivables Grantor Trust Series 1996-A,
USD               95,867    6.300% due 07/20/2001 (Cost $95,864)............................................        96,151
                                                                                                               -----------

REPURCHASE AGREEMENTS -- 3.5%
USD        400,637        UNITED STATES-3.5%
                          Investors Bank & Trust Company Repurchase Agreement dated 4/30/1998, due
                          5/01/1998, with a maturity value of $400,693 and an effective yield of 5.060%, collateralized by a Government National Mortgage Association Obligation, with a rate of 7.000%, a maturity date of 8/20/2025, and a market value of $420,910 (at
                          amortized cost)...................................................................       400,637
                                                                                                               -----------
                          TOTAL INVESTMENTS -- 98.1% (COST $11,212,241).....................................    11,236,396
                          OTHER ASSETS AND LIABILITIES (NET) -- 1.9%........................................       212,208
                                                                                                               -----------
                          NET ASSETS -- 100.0%..............................................................   $11,448,604
                                                                                                               -----------
                                                                                                               -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 1998 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                     CONTRACTS TO RECEIVE
               ---------------------------------
EXPIRATION            LOCAL             VALUE IN     IN EXCHANGE     NET UNREALIZED
   DATE              CURRENCY             USD          FOR USD       (DEPRECIATION)
----------     --------------------     --------     -----------     --------------
 5/21/98           GBP      290,000      484,368       487,086          $ (2,718)
                                                                     --------------
               Net unrealized depreciation on forward foreign
               exchange contracts...............................        $ (2,718)
                                                                     --------------
                                                                     --------------

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                     CONTRACTS TO DELIVER
               ---------------------------------                     NET UNREALIZED
EXPIRATION            LOCAL             VALUE IN     IN EXCHANGE      APPRECIATION
   DATE              CURRENCY             USD          FOR USD       (DEPRECIATION)
----------     --------------------     --------     -----------     --------------
 5/20/98          SEK     1,790,000      231,104       230,581          $   (523)
 5/27/98          DEM       512,000      285,541       286,034               493
                                                                     --------------
               Net unrealized depreciation on forward foreign
               exchange contracts...............................        $    (30)
                                                                     --------------
                                                                     --------------


                                     GLOSSARY OF CURRENCIES

           DEM        --         German Deutsche Mark                       ITL        --           Italian Lira
           DKK        --         Danish Krone                               SEK        --           Swedish Krona
           GBP        --         British Pound Sterling                     USD        --           United States Dollar



                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- 94.0%
UNITED KINGDOM-12.7%
ARM Holdings Plc ADR *..............................................................            15,940      $   643,578
British Aerospace Plc...............................................................            16,074          536,977
British Airport Authority Plc.......................................................               176            1,807
British Petroleum Co Plc............................................................            30,232          477,678
British Telecommunications Plc......................................................            38,089          413,633
Colt Telecom Group Plc *............................................................             2,500          215,313
General Electric Plc................................................................            58,000          476,879
Glaxo Wellcome Plc..................................................................            14,384          407,408
Granada Group Plc...................................................................             7,161          123,324
Hays Plc............................................................................            16,500          282,777
HSBC Holdings Plc...................................................................                48            1,494
Ladbroke Group......................................................................            23,594          129,788
Misys Plc...........................................................................             9,482          435,982
National Westminster Bank Plc.......................................................            35,900          714,463
Pearson Plc.........................................................................            23,750          372,480
Royal & Sun Alliance Insurance Group................................................            28,526          316,817
Siebe Plc...........................................................................            19,193          436,433
Smithkline Beecham Plc..............................................................            30,000          358,142
Tesco Plc...........................................................................            35,820          337,187
Unilever Plc........................................................................            39,388          419,507
Virgin Express Holdings Plc ADR *...................................................            17,100          384,750
Vodafone Group Plc..................................................................            79,200          869,684
                                                                                                            -----------
                                                                                                              8,356,101
                                                                                                            -----------
FRANCE-9.6%
Accor SA............................................................................             1,931          525,689
Alcatel Alsthom.....................................................................             2,415          447,259
Axa-UAP.............................................................................             7,300          856,042
Banque National De Paris............................................................             7,558          636,476
Cap Gemini SA (a)...................................................................             3,865          501,381
Coflexip SA.........................................................................             2,400          340,038
Compagnie Generale des Eaux.........................................................             2,141          397,581
Credit Commercial de France.........................................................             6,300          502,284
Dassault Aviation SA................................................................               800          241,840
Dassault Systemes...................................................................            11,000          431,193
Elf-Aquitaine SA....................................................................             3,700          484,893

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
FRANCE -- CONTINUED
L'Oreal.............................................................................                 1      $       477
Rhone Polenc........................................................................            10,076          492,210
Total SA-Class B....................................................................             3,752          445,591
                                                                                                            -----------
                                                                                                              6,302,954
                                                                                                            -----------
GERMANY-8.8%
Adidas..............................................................................             2,250          372,734
Bayer AG............................................................................             9,100          404,366
Bayerische Motoren Werke AG.........................................................               400          441,017
BHF-Bank AG.........................................................................            15,500          630,927
Deutsche Bank AG....................................................................             5,800          446,017
Deutsche Pfandbrief & Hypob.........................................................             6,400          493,582
Kamps AG *..........................................................................            10,000          281,204
Mannesmann AG.......................................................................               885          701,751
MobilCom AG.........................................................................             1,000          740,596
SAP AG..............................................................................             1,240          586,909
Volkswagen AG.......................................................................               885          704,215
                                                                                                            -----------
                                                                                                              5,803,318
                                                                                                            -----------
NETHERLANDS-7.5%
Akzo Nobel..........................................................................             1,440          292,715
Baan Company NV *...................................................................            10,000          437,707
Benckiser NV *......................................................................            15,180          885,168
De Boer Unigro NV...................................................................            11,300          553,291
Heineken NV.........................................................................             1,900          440,348
ING Groep NV........................................................................            10,617          689,457
KLM Royal Dutch Airlines NV.........................................................            11,002          432,048
Koninklijke Ahold NV................................................................               218            6,793
Philips Electronics NV..............................................................             7,580          667,313
Unique International NV.............................................................            17,000          540,630
Wolters Kluwer NV *.................................................................                 9            1,176
                                                                                                            -----------
                                                                                                              4,946,646
                                                                                                            -----------
GREECE-6.8%
Alpha Credit Bank...................................................................             6,500          685,739
Commercial Bank of Greece SA........................................................             7,000          440,451

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
GREECE -- CONTINUED
Ergo Bank SA........................................................................             5,500      $   518,009
Hellenic Duty Free Shops SA *.......................................................            28,000          434,326
Hellenic Telecommunication Organization SA..........................................            13,600          389,462
Ionian Bank SA *....................................................................             7,200          291,959
Minoan Lines *......................................................................             3,900           38,469
National Bank of Greece *...........................................................             8,003        1,408,190
Titan Cement Company................................................................             3,560          304,709
                                                                                                            -----------
                                                                                                              4,511,314
                                                                                                            -----------
SWITZERLAND-5.9%
Adecco SA...........................................................................               650          283,173
Ares-Serono Group Class B...........................................................               100          143,000
CS Holdings (Registered)............................................................             2,056          451,267
Nestle SA (Registered)..............................................................               283          547,742
Novartis AG (Bearer)................................................................                75          124,110
Novartis AG (Registered)............................................................               330          544,330
Roche Holdings AG...................................................................               210          350,931
Schindler Holding AG................................................................               135          217,742
Schweizerische Rueckversicherungs-Gesellschaft (Registered).........................               178          391,872
Swissair (Registered)...............................................................               162          211,403
Zurich Versicherungs (Registered)...................................................             1,080          656,548
                                                                                                            -----------
                                                                                                              3,922,118
                                                                                                            -----------
ITALY-5.5%
Banca Intesa SPA....................................................................            82,000          460,227
Banca Populare di Brescia (a).......................................................            34,000          520,662
Credito Italiano....................................................................            90,000          470,660
Istituto Nazionale delle Assicurazioni..............................................           170,000          506,644
Mediolanum SPA......................................................................            18,500          556,690
Telecom Italia Mobile...............................................................            91,000          520,851
Telecom Italia SPA..................................................................            80,000          602,143
                                                                                                            -----------
                                                                                                              3,637,877
                                                                                                            -----------
FINLAND-4.9%
Cultor Oyj..........................................................................             6,640          392,409
Hartwall Oy AB......................................................................            22,585          700,522

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
FINLAND -- CONTINUED
Merita Ltd Class A..................................................................            70,980      $   475,493
Pohjola Insurance Group Class B.....................................................             9,750          545,782
Raision Tehtaat Oy..................................................................             3,310          607,496
Rauma Oy............................................................................               167            3,126
Tt Tieto Oy Class B.................................................................             2,815          490,814
                                                                                                            -----------
                                                                                                              3,215,642
                                                                                                            -----------
SWEDEN-4.5%
Biora AB * (a)......................................................................            39,000          586,243
Ericsson AB Class B.................................................................             6,960          366,401
Incentive AB Class A (a)............................................................             4,000          387,087
Lindex AB...........................................................................            10,500          399,667
Mandamus AB *.......................................................................               625            1,077
Nordbanken Holding AB...............................................................            63,650          468,123
Sparbanken Sverige..................................................................            12,500          390,313
Stora Kopparbergs Bergslags Aktiebolag Class A......................................            23,500          401,764
                                                                                                            -----------
                                                                                                              3,000,675
                                                                                                            -----------
PORTUGAL-4.5%
Banco Espirito Santo (Registered)...................................................            12,175          581,966
BPI-SGPS SA (Registered)............................................................            10,300          478,354
Brisa-Auto Estradas de Portugal SA (a)..............................................             4,000          177,078
Espirito Santo Financial Group ADR..................................................            16,000          413,000
Jeronimo Martins....................................................................             8,247          385,248
Portugal Telecom *..................................................................             8,160          438,140
Semapa Soc Inv E Gestao-Sgps........................................................            18,000          526,018
                                                                                                            -----------
                                                                                                              2,999,804
                                                                                                            -----------
JAPAN-3.9%
Canon Sales Co. Inc.................................................................               400            5,329
Circle K Japan Co Ltd...............................................................                66            2,708
Fuji Photo Film.....................................................................             5,000          177,268
Fuji Soft ABC Inc...................................................................             7,000          248,175
Fujitsu Ltd.........................................................................               500            5,815
Nippon Telegraph & Telephone Corporation............................................                16          139,706
Nippon Telegraph & Telephone Corporation ADR........................................             5,375          233,813

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
JAPAN -- CONTINUED
NTT Data Corp.......................................................................               400      $   172,224
Promise Co Ltd......................................................................             4,830          244,318
Sakura Bank Ltd.....................................................................            70,000          239,744
Sankyo Co Ltd.......................................................................            10,000          246,895
Sony Corp...........................................................................             5,400          447,527
The Bank of Tokyo-Mitsubishi Ltd....................................................            20,000          246,744
The Sanwa Bank Ltd..................................................................            22,000          193,752
                                                                                                            -----------
                                                                                                              2,604,018
                                                                                                            -----------
CANADA-3.1%
Bank of Nova Scotia.................................................................            13,200          362,706
Barrick Gold Corp...................................................................             3,000           67,125
BCE Inc.............................................................................            11,080          470,208
Canadian Imperial Bank of Commerce..................................................            10,100          358,381
Potash Corporation of Saskatchewan Inc..............................................             4,500          402,188
Royal Bank of Canada................................................................             6,740          402,444
                                                                                                            -----------
                                                                                                              2,063,052
                                                                                                            -----------
SPAIN-2.0%
Banco Popular Espanol SA............................................................             6,466          530,452
Corporacion Bancaria de Espana SA...................................................             2,500          208,374
Telefonica de Espana................................................................            13,560          566,001
                                                                                                            -----------
                                                                                                              1,304,827
                                                                                                            -----------
IRELAND-1.9%
Bank of Ireland.....................................................................            27,875          566,833
Elan Corp Plc *.....................................................................             4,150          258,078
Irish Life Plc......................................................................            26,000          243,008
Ryanair Holdings Plc *..............................................................             5,000          191,875
                                                                                                            -----------
                                                                                                              1,259,794
                                                                                                            -----------
NORWAY-1.6%
Christiania Bank Og Kreditkasse.....................................................           120,900          555,456
Den Norske Bank ASA.................................................................           101,950          535,307
                                                                                                            -----------
                                                                                                              1,090,763
                                                                                                            -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
UNITED STATES-1.5%
Global TeleSystems Group Inc *......................................................            21,800      $ 1,021,875
                                                                                                            -----------

AUSTRALIA-1.5%
Australia & New Zealand Bank Group..................................................            49,434          344,201
Sydney Harbor Casino Ltd *..........................................................            60,000           42,546
Telstra Corporation Limited-Installment Receipts....................................           143,500          336,074
The News Corporation Ltd............................................................            43,274          289,402
                                                                                                            -----------
                                                                                                              1,012,223
                                                                                                            -----------
TURKEY-1.1%
Akbank TAS..........................................................................         1,077,000           91,545
Haci Omer Sabanci Holding AS *......................................................         1,376,000          100,448
Kazkommertsbank Co GDR *............................................................             6,659          181,458
Koc Holding AS......................................................................           434,000           92,008
Migros Turk TAS.....................................................................            97,000           95,060
Turkiye Garanti Bankasi AS..........................................................         1,738,000           92,114
Yapi Ve Kredi Bankasi...............................................................         2,022,000           99,078
                                                                                                            -----------
                                                                                                                751,711
                                                                                                            -----------
BELGIUM-0.9%
Algemene Maatschappij voor Nijverheidskredit NV.....................................             8,790          584,574
                                                                                                            -----------

HONG KONG-0.9%
China Everbright Ltd................................................................           210,000          142,295
China Telecom (Hong Kong) Ltd *.....................................................            62,000          117,630
HSBC Holdings Plc...................................................................             8,078          230,413
Hutchison Whampoa...................................................................            15,000           92,734
                                                                                                            -----------
                                                                                                                583,072
                                                                                                            -----------
RUSSIA-0.8%
Lukoil Oil Co ADR...................................................................             5,530          366,363
Vimpel Communications...............................................................             3,000          160,068
                                                                                                            -----------
                                                                                                                526,431
                                                                                                            -----------
DENMARK-0.7%
Tele Danmark SA Class B.............................................................             5,700          478,422
                                                                                                            -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
AUSTRIA-0.6%
Oemv AG.............................................................................             2,320      $   344,030
Scala Business Solutions *..........................................................             3,330           40,843
                                                                                                            -----------
                                                                                                                384,873
                                                                                                            -----------
HUNGARY-0.5%
Magyar Tavkozlesi Rt ADR *..........................................................             8,980          264,349
Mol Magyar Olaj-Es Gazipari.........................................................             1,950           59,227
                                                                                                            -----------
                                                                                                                323,576
                                                                                                            -----------
INDONESIA-0.4%
Pt Gudang Garam-Foreign.............................................................            66,000           77,815
Pt Indofood Sukses Makmur...........................................................           262,500          110,185
Pt Kalbe Farma......................................................................           600,000           61,111
                                                                                                            -----------
                                                                                                                249,111
                                                                                                            -----------
MALAYSIA-0.3%
Amway (Malaysia) Holdings Berhad....................................................            29,000           57,221
Arab-Malaysian Merchant Bank........................................................             8,000            8,118
Kentucky Fried Chicken Berhad.......................................................            35,000           55,436
Petronas Gas Berhad.................................................................            18,000           43,490
Rothmans of Pall Mall (Malaysia) Berhad.............................................             5,400           44,577
                                                                                                            -----------
                                                                                                                208,842
                                                                                                            -----------
THAILAND-0.3%
Bangkok Bank Public Company Ltd-Foreign (Registered)................................            27,800           69,770
Siam Commercial Bank (Foreign Shares)...............................................            51,800           61,651
Thai Farmers Bank Public Company Ltd-Foreign........................................            33,000           75,563
                                                                                                            -----------
                                                                                                                206,984
                                                                                                            -----------
PHILIPPINES-0.3%
Philippine Long Distance Telephone Company..........................................             4,000          107,098
San Miguel Corporation Class B (ORD)................................................            53,150           87,370
                                                                                                            -----------
                                                                                                                194,468
                                                                                                            -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
COMMON STOCKS -- CONTINUED
SOUTH AFRICA-0.2%
Barlow Limited......................................................................             3,296      $    31,855
Nedcor Ltd..........................................................................             2,928           83,417
South African Breweries Ltd.........................................................             1,343           45,063
                                                                                                            -----------
                                                                                                                160,335
                                                                                                            -----------
POLAND-0.2%
Bank Rozwoju Eksportu SA............................................................             1,300           37,318
Electrim SA.........................................................................             5,000           71,397
Gorazdze............................................................................               800           22,140
Mostostal-Export SA.................................................................            10,558           24,557
                                                                                                            -----------
                                                                                                                155,412
                                                                                                            -----------
MEXICO-0.2%
Grupo Posadas SA Class L *..........................................................           180,000          130,123
                                                                                                            -----------

MAURITIUS-0.2%
New Mauritius Hotels Ltd............................................................            23,500           53,161
State Bank of Mauritius Ltd.........................................................            72,000           49,319
                                                                                                            -----------
                                                                                                                102,480
                                                                                                            -----------
NEW ZEALAND-0.1%
Lion Nathan.........................................................................            27,000           71,596
Sky Network Television Ltd *........................................................             1,000           15,000
                                                                                                            -----------
                                                                                                                 86,596
                                                                                                            -----------
CHILE-0.1%
Vina Concha Y Toro..................................................................             2,500           81,250
                                                                                                            -----------

SOUTH KOREA-0.0%
Korea Electric Power Corp...........................................................             2,500           23,281
                                                                                                            -----------

PERU-0.0%
Cementos Lima SA-Trabajo............................................................                 1                2
                                                                                                            -----------
TOTAL COMMON STOCKS (COST $45,593,514)..............................................                         62,284,544
                                                                                                            -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
RIGHTS & WARRANTS-0.2%
HUNGARY-0.2%
Egis Rights *.......................................................................               780      $    40,655
Pick Szeged Rights *................................................................               526           32,401
                                                                                                            -----------
                                                                                                                 73,056
                                                                                                            -----------
FRANCE-0.0%
Cap Gemini SA Rights *..............................................................             3,861            9,940
Compagnie Generale des Eaux Warrants, expire 5/02/2001 *............................             2,110            3,067
                                                                                                            -----------
                                                                                                                 13,007
                                                                                                            -----------
AUSTRIA-0.0%
Scala Business Solution Warrants, expire 3/31/1999 *................................             1,387            6,585
Scala Business Solution Warrants, expire 3/31/2001 *................................             1,387            4,610
                                                                                                            -----------
                                                                                                                 11,195
                                                                                                            -----------
SPAIN-0.0%
Telefonica SA Rights *..............................................................            13,560           10,679
                                                                                                            -----------

BRAZIL-0.0%
Brahma Warrants, expire 4/30/2003 *.................................................             9,993              612
                                                                                                            -----------

SWITZERLAND-0.0%
Roche Holdings Warrants, expire 5/05/1998 *.........................................                 5              576
                                                                                                            -----------

THAILAND-0.0%
Siam Commercial Bank Public Company Ltd Warrants, expire 12/31/2002*................             2,100                0
                                                                                                            -----------
TOTAL RIGHTS & WARRANTS (COST $49,379)..............................................                            109,125
                                                                                                            -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1998 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                              MARKET
                                                                                              SHARE            VALUE
DESCRIPTION                                                                                   AMOUNT         (NOTE 1)
------------------------------------------------------------------------------------        ----------      -----------
INVESTMENT FUNDS-0.2%
POLAND-0.1%
Polish National Investment Fund *...................................................             1,500      $    49,683
                                                                                                            -----------
MULTI-NATIONAL-0.1%
Morgan Stanley Africa Investment Fund Inc...........................................             3,100           44,950
                                                                                                            -----------
TOTAL INVESTMENT FUNDS (COST $114,977)..............................................                             94,633
                                                                                                            -----------

                                                                                               FACE
                                                                                              VALUE
                                                                                            ----------
CORPORATE DEBT-0.0%
PORTUGAL-0.0%
Jeronimo Martins 0.000% due 12/30/2004 (Cost $15,535).......................     PTE         2,879,000           15,638
                                                                                                            -----------
TOTAL INVESTMENTS-94.4% (COST $45,773,405)..................................                                 62,503,940
OTHER ASSETS AND LIABILITIES (NET)-5.6%.....................................                                  3,722,152
                                                                                                            -----------
TOTAL NET ASSETS-100.0%.....................................................                                $66,226,092
                                                                                                            -----------
                                                                                                            -----------

PORTFOLIO FOOTNOTES:
 ADR  American Depositary Receipt
 ORD  Ordinary Shares
 GDR  Global Depositary Receipt
   *  Non-income producing security
 (a) Securities that may be resold to 'qualified institutional buyers' under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 1998 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                      CONTRACTS TO RECEIVE
               ----------------------------------                     NET UNREALIZED
EXPIRATION             LOCAL            VALUE IN      IN EXCHANGE      APPRECIATION
   DATE              CURRENCY              USD          FOR USD       (DEPRECIATION)
----------     ---------------------    ---------     -----------     --------------
 5/04/98             DEM     753,339      419,584        419,828        $     (244)
 5/04/98             FRF  18,359,100    3,050,149      3,049,380               769
                                                                      --------------

           Net unrealized appreciation on forward foreign
              exchange contracts.................................       $      525
                                                                      --------------
                                                                      --------------

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                       CONTRACTS TO DELIVER
               -------------------------------------                     NET UNREALIZED
EXPIRATION              LOCAL              VALUE IN      IN EXCHANGE      APPRECIATION
   DATE                CURRENCY               USD          FOR USD       (DEPRECIATION)
----------     ------------------------    ---------     -----------     --------------
 5/04/98            CHF         504,995      336,039        337,789        $    1,750
 5/04/98            ESP      64,784,971      425,239        425,070              (169)
 5/04/98            FRF      18,359,100    3,050,149      3,000,000           (50,149)
 5/04/98            GRD     302,142,681      960,675        954,064            (6,611)
 5/04/98            NLG         546,710      270,458        270,555                97
 5/04/98            SEK       4,130,532      533,024        532,217              (807)
 5/06/98            ITL     465,823,360      262,745        262,443              (302)
 5/06/98            GBP         386,215      645,557        644,786              (771)
 5/08/98            DEM       5,161,410    2,875,387      2,810,919           (64,468)
 5/08/98            GBP         953,305    1,593,285      1,586,299            (6,986)
 5/20/98            SEK       7,930,200    1,023,855      1,025,899             2,044
 5/26/98            CHF       2,952,430    1,969,791      1,994,794            25,003
 5/26/98            FRF      30,668,007    5,101,737      5,097,904            (3,833)
 5/26/98            NLG       4,102,100    2,031,978      2,035,726             3,748
 5/29/98            FRF       3,961,034      659,049        658,701              (348)
 7/06/98            ITL   3,549,500,000    2,004,104      2,000,000            (4,104)
                                                                         --------------

           Net unrealized depreciation on forward foreign exchange
 contracts..........................................................       $ (105,906)
                                                                         --------------
                                                                         --------------

                                        GLOSSARY OF CURRENCIES

           CHF        --         Swiss Franc               GRD        --         Greek Drachma
           DEM        --         German Deutsche Mark      ITL        --         Italian Lira
           ESP        --         Spanish Peseta            NLG        --         Netherlands Guilder
           FRF        --         French Franc              PTE        --         Portuguese Escudo
           GBP        --         British Pound Sterling    SEK        --         Swedish Krona

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--INDUSTRY SECTOR (UNAUDITED)
APRIL 30, 1998
(PERCENTAGE OF NET ASSETS)

  At April 30, 1998, sector diversification of the Fund's investments was as follows:

                                                                                                                  MARKET
                                                                                                   % OF NET        VALUE
                                                                                                    ASSETS       (NOTE 1)
                                                                                                  ----------    -----------
INDUSTRY SECTOR:
  Banking......................................................................................       26.0%     $17,193,758*
  Telephone Systems............................................................................        8.4        5,561,161
  Beverages, Food and Tobacco..................................................................        6.6        4,387,574
  Insurance....................................................................................        6.2        4,073,403
  Computer Software and Processing.............................................................        5.1        3,366,363
  Communications...............................................................................        5.1        3,348,244
  Oil and Gas..................................................................................        3.8        2,509,995
  Pharmaceuticals..............................................................................        2.6        1,723,479
  Chemicals....................................................................................        2.6        1,704,835
  Financial Services...........................................................................        2.5        1,671,270
  Building Materials...........................................................................        2.4        1,564,335
  Retailers....................................................................................        2.2        1,482,795
  Transportation...............................................................................        1.8        1,207,574
  Electronics..................................................................................        1.8        1,162,502
  Automotive...................................................................................        1.7        1,145,232
  Commercial Services..........................................................................        1.7        1,139,102
  Airlines.....................................................................................        1.6        1,008,673
  Food Retailers...............................................................................        1.5        1,001,176
  Industrial--Diversified......................................................................        1.4          959,041
  Cosmetics and Personal Care..................................................................        1.4          885,645
  Heavy Machinery..............................................................................        1.3          885,055
  Other........................................................................................        6.8        4,522,728
                                                                                                  ----------    -----------
TOTAL INVESTMENTS..............................................................................       94.4       62,503,940
OTHER ASSETS AND LIABILITIES (NET).............................................................        5.6        3,722,152
                                                                                                  ----------    -----------
NET ASSETS.....................................................................................      100.0%     $66,226,092
                                                                                                  ----------    -----------
                                                                                                  ----------    -----------

------------------
* The Fund's investment in the Banking industry was subsequently brought below 25%.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

                                                                                              BJB                 BJB
                                                                                         GLOBAL INCOME    INTERNATIONAL EQUITY
                                                                                             FUND                 FUND
                                                                                         -------------    --------------------
ASSETS:
  Investments in securities, at value (Cost $10,811,604 and $45,773,405,
     respectively)....................................................................    $10,835,759         $ 62,503,940
  Repurchase agreements, at amortized cost............................................        400,637                   --
  Cash and foreign currency, at value (Cost $35,613 and $0, respectively).............         33,421                   --
  Receivables:
     Investments sold.................................................................             --            4,847,622
     Fund shares sold.................................................................             --              220,000
     Interest and dividends...........................................................        246,362              187,396
     Tax reclaim......................................................................             --               55,082
     Unrealized appreciation on forward foreign exchange contracts....................            493               33,411
  Other Assets:
     Unamortized organization costs (Note 6)..........................................             --                1,433
     Prepaid expense..................................................................          1,027                3,305
                                                                                         -------------    --------------------
     Total Assets.....................................................................     11,517,699           67,852,189
                                                                                         -------------    --------------------
LIABILITIES:
  Payables:
     Investments purchased............................................................             --            1,290,727
     Investment advisory fee payable (Note 2).........................................         17,828               71,508
     Custody and administration fee payable...........................................         13,988               27,607
     Unrealized depreciation on forward foreign exchange contracts....................          3,241              138,792
     Distribution and shareholder servicing fees payable (Note 3).....................          6,781               35,423
     Accrued expenses and other payables..............................................         27,257               62,040
                                                                                         -------------    --------------------
     Total Liabilities................................................................         69,095            1,626,097
                                                                                         -------------    --------------------
NET ASSETS............................................................................    $11,448,604         $ 66,226,092
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
NET ASSETS CONSIST OF:
  Par value...........................................................................    $       980         $      3,824
  Paid in capital in excess of par value..............................................     12,254,890           51,497,174
  Undistributed net investment income (Distributions in excess of income).............        (73,741)              68,884
  Accumulated net realized loss on investments sold, forward foreign exchange
     contracts and foreign currency transactions......................................       (733,066)          (1,860,232)
  Net unrealized appreciation (depreciation) on investments, forward foreign exchange
     contracts and foreign currency related transactions..............................           (459)          16,516,442
                                                                                         -------------    --------------------
NET ASSETS............................................................................    $11,448,604         $ 66,226,092
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
SHARES OUTSTANDING....................................................................        979,724            3,823,836
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........................................    $     11.69         $      17.32
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                                                                              BJB                 BJB
                                                                                         GLOBAL INCOME    INTERNATIONAL EQUITY
                                                                                             FUND                 FUND
                                                                                         -------------    --------------------
INVESTMENT INCOME (LOSS):
  Interest............................................................................     $ 347,191          $     61,162
  Dividends+..........................................................................            --               356,121
                                                                                         -------------    --------------------
                                                                                             347,191               417,283
EXPENSES:
  Investment advisory fee (Note 2)....................................................        36,501               255,046
  Custody and administration fees.....................................................        19,912               108,759
  Distribution and shareholder servicing fees (Note 3)................................        14,039                63,761
  Transfer agent fees.................................................................         9,321                10,486
  Professional fees...................................................................         9,030                25,767
  Amortization of organization costs (Note 6).........................................            --                 2,753
  Trustees' fees and expenses (Note 2)................................................         6,024                 6,031
  Insurance premium expense...........................................................         3,097                 9,754
  Shareholder reports.................................................................         3,844                15,947
  Registration and filing fees........................................................         3,998                 9,077
  Miscellaneous fees..................................................................           579                   637
                                                                                         -------------    --------------------
     Total gross expenses.............................................................       106,345               508,018
     Less: Fees waived by investment adviser (Note 2).................................            --              (127,523)
                                                                                         -------------    --------------------
     Net Expenses.....................................................................       106,345               380,495
                                                                                         -------------    --------------------
NET INVESTMENT INCOME.................................................................       240,846                36,788
                                                                                         -------------    --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
  Realized gain (loss) on:
     Security transactions............................................................       198,192             2,049,206
     Forward foreign exchange contracts...............................................        68,290               401,650
     Foreign currency transactions....................................................         6,319               (63,499)
                                                                                         -------------    --------------------
       Net realized gain on investments...............................................       272,801             2,387,357
                                                                                         -------------    --------------------
  Net change in unrealized appreciation (depreciation) on:
     Securities.......................................................................      (166,116)           11,937,969
     Forward foreign exchange contracts...............................................       (29,023)              (63,854)
     Currencies and net other assets..................................................       (46,069)              (47,435)
                                                                                         -------------    --------------------
       Net change in unrealized appreciation (depreciation) of investments............      (241,208)           11,826,680
                                                                                         -------------    --------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................................        31,593            14,214,037
                                                                                         -------------    --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................     $ 272,439          $ 14,250,825
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------

------------------
+ Net of foreign withholding taxes of $55,703 for the International Equity Fund.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            FOR THE SIX
                                                                                            MONTHS ENDED       FOR THE YEAR
                                                                                           APRIL 30, 1998         ENDED
                                                                                            (UNAUDITED)      OCTOBER 31, 1997
                                                                                           --------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income...................................................................    $    240,846       $    608,753
Net realized gain (loss) on investments.................................................         272,801            (75,438)
Net change in unrealized appreciation (depreciation) of investments.....................        (241,208)          (148,834)
                                                                                           --------------    ----------------
Net increase in net assets resulting from operations....................................         272,439            384,481
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
  Dividends from net investment income..................................................        (288,312)          (700,402)
  Distributions from capital............................................................              --           (114,208)
FUND SHARE TRANSACTIONS:
  Net decrease from Fund share transactions (Note 5)....................................        (424,878)        (2,264,748)
                                                                                           --------------    ----------------
  Net decrease in net assets............................................................        (440,751)        (2,694,877)
NET ASSETS:
Beginning of period.....................................................................      11,889,355         14,584,232
                                                                                           --------------    ----------------
End of period (including distributions in excess of net investment income of $73,741 and
  $26,275 respectively).................................................................    $ 11,448,604       $ 11,889,355
                                                                                           --------------    ----------------
                                                                                           --------------    ----------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            FOR THE SIX
                                                                                            MONTHS ENDED       FOR THE YEAR
                                                                                           APRIL 30, 1998         ENDED
                                                                                            (UNAUDITED)      OCTOBER 31, 1997
                                                                                           --------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)............................................................    $     36,788       $       (848)
Net realized gain on investments........................................................       2,387,357            917,721
Net change in unrealized appreciation (depreciation) of investments.....................      11,826,680          3,392,380
                                                                                           --------------    ----------------
Net increase in net assets resulting from operations....................................      14,250,825          4,309,253
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Dividends from net investment income....................................................        (501,882)           (67,184)
FUND SHARE TRANSACTIONS:
  Net increase from Fund share transactions (Note 5)....................................       8,175,412         20,898,481
                                                                                           --------------    ----------------
  Net increase in net assets............................................................      21,924,355         25,140,550
NET ASSETS:
Beginning of period.....................................................................      44,301,737         19,161,187
                                                                                           --------------    ----------------
End of period (including undistributed net investment income of $68,884 and $533,978
  respectively).........................................................................    $ 66,226,092       $ 44,301,737
                                                                                           --------------    ----------------
                                                                                           --------------    ----------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          SIX MONTHS
                                                            ENDED                                 YEAR ENDED
                                                        APRIL 30, 1998    ----------------------------------------------------------
                                                         (UNAUDITED)      10/31/97    10/31/96    10/31/95#    10/31/94#   10/31/93
                                                        --------------    --------    --------    ---------    ---------   --------
Net Asset Value, beginning of period.................      $  11.70       $  12.01    $  12.11     $ 11.16      $ 12.28    $  12.36
                                                        --------------    --------    --------    ---------    ---------   --------
Income (Loss) from investment operations:
  Net investment income                                        0.25           0.50        0.59        0.59         0.39        0.37
  Net realized and unrealized gain (loss) on
     investments.....................................          0.04          (0.13)       0.36        0.92        (0.81)       0.58
                                                        --------------    --------    --------    ---------    ---------   --------
     Total income (loss) from investment
       operations....................................          0.29           0.37        0.95        1.51        (0.42)       0.95
                                                        --------------    --------    --------    ---------    ---------   --------
Less Distributions:
  Dividends from net investment income...............         (0.30)         (0.58)      (1.05)      (0.56)       (0.27)      (0.37)
  Distributions from net realized gains..............            --             --          --          --           --       (0.66)
  Distributions from capital (Note 1)................            --          (0.10)         --          --        (0.43)         --
                                                        --------------    --------    --------    ---------    ---------   --------
     Total distributions.............................         (0.30)         (0.68)      (1.05)      (0.56)       (0.70)      (1.03)
                                                        --------------    --------    --------    ---------    ---------   --------
Net Asset Value, end of period.......................      $  11.69       $  11.70    $  12.01     $ 12.11      $ 11.16    $  12.28
                                                        --------------    --------    --------    ---------    ---------   --------
                                                        --------------    --------    --------    ---------    ---------   --------
Total Return **......................................          2.51%          3.24%       8.25%      13.90%       (3.54)%      8.15%
                                                        --------------    --------    --------    ---------    ---------   --------
                                                        --------------    --------    --------    ---------    ---------   --------
Ratios/Supplemental Data:
Net assets, end of period (in 000's).................      $ 11,449       $ 11,889    $ 14,584     $17,327      $28,619    $ 57,682
Ratio of net investment income to average net
  assets.............................................          4.29%+         4.32%       4.71%       5.19%        3.29%       2.24%
Ratio of total expenses to average net assets........          1.89%+         1.99%       2.53%##     2.15%##      1.66%       1.78%
Portfolio turnover rate..............................            88%           162%        219%        319%         320%        291%

------------------
** Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.
 + Annualized.
 # Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with results of operations.
## Includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of total expenses to average net assets would have been 2.43% and 2.05% for the years ended October 31, 1996 and 1995, respectively.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                SIX MONTHS
                                                  ENDED                               YEAR ENDED                        PERIOD
                                              APRIL 30, 1998      --------------------------------------------------     ENDED
                                               (UNAUDITED)        10/31/97#     10/31/96     10/31/95#      10/31/94    10/31/93*
                                             ----------------     ---------     --------     ---------      --------    -------
Net Asset Value, beginning of period......       $  13.41         $   11.43     $  10.13      $ 11.30       $  13.10    $ 12.00
                                             ----------------     ---------     --------     ---------      --------    -------
Income from investment operations:
  Net investment income (expense)++.......           0.01              0.00        (0.02)       (0.06)         (0.21)     (0.02)
  Net realized and unrealized gain (loss)
     on investments.......................           4.05              2.02         1.32        (1.11)         (1.56)      1.12
                                             ----------------     ---------     --------     ---------      --------    -------
     Total income (loss) from investment
       operations.........................           4.06              2.02         1.30        (1.17)         (1.77)      1.10
                                             ----------------     ---------     --------     ---------      --------    -------
Less distributions:
In excess of net investment income........          (0.15)            (0.04)          --           --          (0.03)        --
                                             ----------------     ---------     --------     ---------      --------    -------
Net Asset Value, end of period............       $  17.32         $   13.41     $  11.43      $ 10.13       $  11.30    $ 13.10
                                             ----------------     ---------     --------     ---------      --------    -------
                                             ----------------     ---------     --------     ---------      --------    -------
Total Return**............................          30.66%            17.68%       12.73%      (10.35)%       (13.53)%     9.17%
                                             ----------------     ---------     --------     ---------      --------    -------
                                             ----------------     ---------     --------     ---------      --------    -------
Ratios/Supplemental Data:
Net assets, end of period (in 000's)......       $ 66,226         $  44,302     $ 19,161      $ 9,643       $ 14,831    $11,292
Ratio of net investment gain (loss) to
  average net assets......................           0.14%+            0.00%       (0.58)%      (0.63)%        (1.26)%    (3.83)%+
Ratio of total expenses to average net
  assets..................................           1.48%+(a)         1.79%(a)     2.46%(c)     2.84%(b)(c)     2.16%     2.09%+
Portfolio turnover rate...................             59%               94%          67%         116%           169%        20%
Average brokerage commission rate (d).....       $0.01242         $ 0.00835     $ 0.0046          N/A            N/A        N/A

------------------
 * The BJB International Equity Fund commenced operations on October 4, 1993. ** Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.
 # Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with results of operations.
 +  Annualized.
++ Net investment loss before waiver of fees by the investment adviser was ($0.03), ($0.07) and ($0.05) for the six months ended ended April 30, 1998 and for the years ended October 31, 1997 and 1996, respectively.
(a) Figure is net of the voluntary expense waiver by the Adviser. Excluding this waiver, the ratio of total expenses to average net assets would have been 1.98% and 2.29% for the six months ended April 30, 1998 and for the year ended October 31, 1997, respectively.
(b) Figures are net of the expense reimbursement by the Adviser in connection with the voluntary and involuntary expense limitation. Before the expense reimbursement the ratio of total expenses to average net assets would have been 3.36%.
(c) Includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of total expenses to average net assets would have been 2.37% and 2.67% for the years ended October 31, 1996 and 1995, respectively.
(d) The average broker commission rate will vary depending on the markets in which trades are executed.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     BJB Investment Funds (the 'Trust') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company that currently offers two investment funds: BJB Global Income Fund (the 'Income Fund') and BJB International Equity Fund (the 'Equity Fund') (individually, a 'Fund' and collectively, the 'Funds'). The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on April 30, 1992. The Income Fund commenced operations on July 1, 1992 and the Equity Fund commenced operations on October 4, 1993.

     The Income Fund's investment objective is to maximize current income consistent with the protection of principal by investing in a non-diversified portfolio of fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Equity Fund's investment objective is long-term growth of capital from investing in a diversified portfolio of common stocks of foreign issuers of all sizes.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

     Portfolio valuation: Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or its delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust's Board of Trustees. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation, in return for the use of the Funds available cash, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment advisers, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     Foreign currency: The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

     Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Option contracts: Purchase of put and call options are recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     When a Fund writes a call option or a put option, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, a Fund realizes a gain equal to the amount of the premium received. When a Fund enters into a closing purchase transaction the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchased upon exercise.

     Unlike options on specific securities, all settlements of options on stock indices are in cash and gains or losses depend on general movements in the stocks included in the index rather than price movements on a particular stock. There is no physical delivery of securities.

     The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Income Fund declares and pays monthly dividends. The Equity Fund declares and pays dividends from its net investment income, if any, annually. Both Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

     Federal income taxes: The Trust intends that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS

     Julius Baer Investment Management Inc. ('Julius Baer Investment Management') serves as the Income Fund's investment adviser pursuant to an investment advisory agreement. The Income Fund pays Julius Baer Investment Management a quarterly fee for its investment advisory services calculated at an annual rate of 0.65% of the Income Fund's average daily net assets. Bank Julius Baer & Co., Ltd.--New York Branch ('Bank Julius Baer') serves as the Income Fund's servicing agent pursuant to a servicing agent agreement with Julius Baer Investment Management. Out of its advisory fee, Julius Baer Investment Management pays Bank Julius Baer a quarterly fee calculated at an annual rate of 0.15% of the Income Fund's average daily net assets.

     Bank Julius Baer serves as the Equity Fund's investment adviser pursuant to an investment advisory agreement. The Equity Fund pays Bank Julius Baer a quarterly fee for its investment advisory services calculated at an annual rate of 1.00% of the Equity Fund's average daily net assets. During the six months ended April 30, 1998, the adviser agreed to waive half (0.50%) of its 1.00% fee. Bank Julius Baer's voluntary agreement to waive half of its investment advisory fee terminated May 15, 1998.

     No director, officer or employee of Julius Baer Investment Management, Bank Julius Baer or any affiliates of those entities received any compensation from the Trust for serving as an officer or Trustee of the Funds. The Funds pay each of the Trustees who is not a director, officer or employee of Julius Baer Investment Management, Bank Julius Baer or any affiliate thereof an annual fee of $5,000 plus $250 for each Board of Trustees meeting attended. In addition, the Funds reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with the Board of Trustees meetings.

     For the six months ended April 30, 1998, the International Equity Fund incurred total brokerage commissions of $155,794 of which $13,742 was paid in total to affiliates of the advisers.

     At a Board Meeting held on May 21, 1998, the Board of Trustees of the Trust approved a new investment advisory agreement pursuant to which, subject to shareholder approval, Bank Julius Baer would replace Julius Baer Investment Management as the investment adviser for the Income Fund as of July 1, 1998.

3. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Services Plan and a Distribution Plan (the 'Plans') pursuant to Rule 12b-1 of the 1940 Act. Under the Plans, the Funds may compensate certain financial institutions, including Funds Distributor Inc., the distributor, for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' shares. A Fund may expend an aggregate amount on an annual basis not to exceed 0.25% of the value of the average daily net assets of the Fund. For the six months ended April 30, 1998, the Income Fund and Equity Fund incurred $14,039 and $63,761 respectively, in distribution and shareholder servicing fees.

     Under their terms, the Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not 'interested persons' of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

4. PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, during the six months ended April 30, 1998, were as follows:

                                           COST OF       PROCEEDS
                                          PURCHASES     FROM SALES
                                         -----------    -----------
Income Fund...........................   $ 3,210,017    $ 4,408,624
Equity Fund...........................    36,465,501     29,618,397

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

     Cost of purchases and proceeds from sales of long-term U.S. government securities during the six months ended April 30, 1998, were $6,400,402 and $6,008,654, respectively for the Income Fund.

     At April 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

                                             UNREALIZED      UNREALIZED
                                            APPRECIATION    DEPRECIATION
                                            ------------    ------------
Income Fund..............................   $    204,318     $  180,163
Equity Fund..............................     17,747,989      1,017,454

5. SHARES OF BENEFICIAL INTEREST

     The Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Income Fund and the Equity Fund were as follows:

                                                                        SIX MONTHS ENDED 4/30/98      YEAR ENDED 10/31/97
                                                                        ------------------------    ------------------------
                                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                                        ---------    -----------    ---------    -----------
Income Fund:
Sold.................................................................      56,485    $   661,578      287,326    $ 3,378,426
Issued as reinvestment of dividends..................................      19,626        228,882       48,186        562,733
Redeemed.............................................................    (112,207)    (1,315,338)    (534,288)    (6,205,907)
                                                                        ---------    -----------    ---------    -----------
Net decrease.........................................................     (36,095)   $  (424,878)    (198,776)   $(2,264,748)
                                                                        ---------    -----------    ---------    -----------
                                                                        ---------    -----------    ---------    -----------


                                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                                        ---------    -----------    ---------    -----------
Equity Fund:
Sold.................................................................   1,020,642    $15,290,418    2,093,850    $27,215,448
Issued as reinvestment of dividends..................................      36,110        497,235          104          1,243
Redeemed.............................................................    (535,444)    (7,612,241)    (468,551)    (6,318,210)
                                                                        ---------    -----------    ---------    -----------
Net increase.........................................................     521,308    $ 8,175,412    1,625,403    $20,898,481
                                                                        ---------    -----------    ---------    -----------
                                                                        ---------    -----------    ---------    -----------

6. ORGANIZATIONAL COSTS

     All costs in connection with the organization of the International Equity Fund, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations, are being amortized on the straight-line method over a period of sixty months from October 4, 1993, the date the International Equity Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during such amortization period, the Fund will be reimbursed for any unamortized costs in the same proportion as the number of initial shares outstanding bears to the total number of shares outstanding at the time of redemption.

7. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the United States government.

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